CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions	Total	Non-controlling Interest - Exchange LP Units, equity [Member]	Non-controlling Interest—In Operating Subsidiaries [Member]	Preferred Unitholders Capital [Member]	Limited Partners 1 [Member]	Limited Partners 1 [Member] Issued capital [member]	Limited Partners 1 [Member] Retained earnings [member]	Limited Partners 1 [Member] Ownership Changes [Member]	Limited Partners 1 [Member] Accumulated other comprehensive income [member]	General Partner 1 [Member]	General Partner 1 [Member] Issued capital [member]	General Partner 1 [Member] Retained earnings [member]	General Partner 1 [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Redeemable Partnership Units [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Issued capital [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Retained earnings [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Ownership Changes [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Exchange LP Units, equity [Member]	Non-controlling Interest - Exchange LP Units, equity [Member] Issued capital [member]	Non-controlling Interest - Exchange LP Units, equity [Member] Accumulated other comprehensive income [member]	Non-controlling Interest—In Operating Subsidiaries [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 16		$ 10		$ 4		$ 4							$ 2		$ 2
Equity, Adjusted Balance, Total	13,490		5,885	$ 595	4,971	$ 4,907	(949)	$ 149	$ 864	$ 25	$ 19			2,014	$ 2,078	(411)	$ (40)	$ 387
Balance as at Dec. 31, 2017	13,474		5,875	595	4,967	4,907	(953)	149	864	25	19	$ 0	$ 6	2,012	2,078	(413)	(40)	387		$ 0
Net income	546		212		186		186			69		69		79		79
Other comprehensive income	(1,017)		(521)		(347)				(347)	(2)			(2)	(147)				(147)
Comprehensive income	(471)		(309)		(161)		186		(347)	67		69	(2)	(68)		79		(147)
Issue of equity	8				8	8
Dividends recognised as distributions to owners	438			(19)	260		260			70		70		108		108
Dividends, Preferred Stock, Cash1	(19)				(13)		(13)							(6)		(6)
Increase (decrease) through acquisition of subsidiary, equity	759		759
Decrease From Subsidiary Distributions To Non-controlling Interest	(333)		(333)
Increase (decrease) through other changes, equity	0						450		(450)			3	(3)			188		(188)
Decrease From Subsidiary Returns of Capital To Non-controlling Interest	(877)		(877)
Preferred Unit, Issue Of Equity	157			157
Balance as at Jun. 30, 2018	12,276		5,125	752	4,545	4,915	(586)	149	67	22	19	2	1	1,832	2,078	(258)	(40)	52
Balance as at Dec. 31, 2017	13,474		5,875	595	4,967	4,907	(953)	149	864	25	19	0	6	2,012	2,078	(413)	(40)	387		0
Issue of equity				342		14														232
Repurchase Of Equity						(30)
Balance as at Dec. 31, 2018	14,668	$ 71	7,303	936	4,513	4,911	(856)	249	209	22	19		3	1,823	2,078	(370)	3	112		212	$ 4
Balance as at Mar. 31, 2018	13,607		5,839	752	4,977	4,911	(513)	149	430	25	19	3	3	2,014	2,078	(228)	(40)	204
Net income	219		94		64		64			34		34		27		27
Other comprehensive income	(1,049)		(532)		(363)				(363)	(2)			(2)	(152)				(152)
Comprehensive income	(830)		(438)		(299)		64		(363)	32		34	(2)	(125)		27		(152)
Issue of equity	4				4	4
Dividends recognised as distributions to owners	219			(10)	130		130			35		35		54		54
Dividends, Preferred Stock, Cash1	(10)				(7)		(7)							(3)		(3)
Increase (decrease) through acquisition of subsidiary, equity	759		759
Decrease From Subsidiary Distributions To Non-controlling Interest	(158)		(158)
Decrease From Subsidiary Returns of Capital To Non-controlling Interest	(877)		(877)
Preferred Unit, Issue Of Equity	0
Balance as at Jun. 30, 2018	12,276		5,125	752	4,545	4,915	(586)	149	67	22	19	2	1	1,832	2,078	(258)	(40)	52
Balance as at Dec. 31, 2018	14,668	71	7,303	936	4,513	4,911	(856)	249	209	22	19		3	1,823	2,078	(370)	3	112		212	4
Net income	419	0	291		36		36			77		77		15		15
Other comprehensive income	106	0	120		(10)				(10)					(4)				(4)			0
Comprehensive income	525	0	411		26		36		(10)	77		77		11		15		(4)
Issue of equity	4			0	4	4														0
Dividends recognised as distributions to owners	476	2		(25)	281		281			76		76		117		117
Dividends, Preferred Stock, Cash1	(25)				(17)		(17)							(8)		(8)
Increase (decrease) through acquisition of subsidiary, equity	1,884	0	1,884
Decrease From Subsidiary Distributions To Non-controlling Interest	(491)	0	(491)
Increase (decrease) through other changes, equity	173				304	51	(26)	253	26				0	106		(12)	106	12	$ (48)			$ (189)
Repurchase Of Equity	29			1	28	28
Preferred Unit, Issue Of Equity	72
Balance as at Jun. 30, 2019	16,233	21	8,918	935	4,521	4,938	(1,144)	502	225	23	19	1	3	1,815	2,078	(492)	109	120	21	161	4
Balance as at Mar. 31, 2019	16,275		8,799	935	4,633	4,935	(1,036)	496	238	22	19	0	3	1,863	2,078	(447)	107	125	23
Net income	254		156		42		42			39		39		17		17
Other comprehensive income	28		46		(13)				(13)	0			0	(5)		0		(5)
Comprehensive income	282		202		29		42		(13)	39		39	0	12		17		(5)
Issue of equity	2				2	2										0
Dividends recognised as distributions to owners	238			(13)	141		141			38		38		58		58			(1)
Dividends, Preferred Stock, Cash1	(13)				(9)		(9)							(4)		(4)
Increase (decrease) through acquisition of subsidiary, equity	40		40
Decrease From Subsidiary Distributions To Non-controlling Interest	(123)		(123)
Increase (decrease) through other changes, equity	8				7	1	0	6	0			0	0	2		0	2	0	(1)			$ 0
Preferred Unit, Issue Of Equity	0
Balance as at Jun. 30, 2019	$ 16,233	$ 21	$ 8,918	$ 935	$ 4,521	$ 4,938	$ (1,144)	$ 502	$ 225	$ 23	$ 19	$ 1	$ 3	$ 1,815	$ 2,078	$ (492)	$ 109	$ 120	$ 21	$ 161	$ 4